SEGMENTED INFORMATION (Schedule of Segment Information for Operating Results) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Project evaluation and corporate development	$ (822,864)	$ (206,060)	[1]
Salaries and benefits	(1,688,687)	(1,324,699)	[1]
Share-based compensation	(1,482,170)	(1,584,730)	[1]
Other operating expenses	(1,952,264)	(1,493,100)
Total Operating expense	(5,945,985)	(4,608,589)	[1]
Income from investments	395,543	1,311,921	[1]
Loss on disposal of plant and equipment	(1,944)		[1]
Impairment recovery of mineral property interests		8,724,915	[1]
Foreign exchange (loss) gain	(1,021,628)	465,021	[1]
Other expense	(360)
Net income (loss)	(6,574,374)	5,893,268	[1]
Attributable to:
Equity holders of the Company	(6,566,440)	5,907,726	[1]
Non-controlling interests	(7,934)	(14,458)	[1]
Net income (loss)	(6,574,374)	5,893,268	[1]
Corporate [Member] | Canada and BVI [Member]
Disclosure of operating segments [line items]
Project evaluation and corporate development	(295,315)	(90,184)
Salaries and benefits	(1,465,709)	(1,200,781)
Share-based compensation	(1,482,170)	(1,584,730)
Other operating expenses	(1,897,162)	(1,429,865)
Total Operating expense	(5,140,356)	(4,305,560)
Income from investments	395,421	1,311,764
Loss on disposal of plant and equipment
Impairment recovery of mineral property interests
Foreign exchange (loss) gain	(1,021,628)	464,896
Other expense		22,343
Net income (loss)	(5,766,563)	(2,506,557)
Attributable to:
Equity holders of the Company	(5,766,563)	(2,506,557)
Non-controlling interests
Net income (loss)	(5,766,563)	(2,506,557)
Exploration and Development [Member] | Bolivia [Member]
Disclosure of operating segments [line items]
Project evaluation and corporate development	(527,549)	(115,876)
Salaries and benefits	(188,340)
Share-based compensation
Other operating expenses	(47,846)
Total Operating expense	(763,735)	(115,876)
Income from investments
Loss on disposal of plant and equipment
Impairment recovery of mineral property interests
Foreign exchange (loss) gain
Other expense
Net income (loss)	(763,735)	(115,876)
Attributable to:
Equity holders of the Company	(763,735)	(115,876)
Non-controlling interests
Net income (loss)	(763,735)	(115,876)
Exploration and Development [Member] | China [Member]
Disclosure of operating segments [line items]
Project evaluation and corporate development
Salaries and benefits	(34,638)	(50,379)
Share-based compensation
Other operating expenses	(7,256)	(30,198)
Total Operating expense	(41,894)	(80,577)
Income from investments	122	157
Loss on disposal of plant and equipment	(1,944)
Impairment recovery of mineral property interests
Foreign exchange (loss) gain		103
Other expense	(360)
Net income (loss)	(44,076)	(80,317)
Attributable to:
Equity holders of the Company	(36,142)	(65,859)
Non-controlling interests	(7,934)	(14,458)
Net income (loss)	$ (44,076)	(80,317)
Exploration and Development [Member] | Canada [Member]
Disclosure of operating segments [line items]
Project evaluation and corporate development
Salaries and benefits		(73,539)
Share-based compensation
Other operating expenses		(33,037)
Total Operating expense		(106,576)
Income from investments
Impairment recovery of mineral property interests		8,724,915
Foreign exchange (loss) gain		22
Other expense		(22,343)
Net income (loss)		8,596,018
Attributable to:
Equity holders of the Company		8,596,018
Non-controlling interests
Net income (loss)		$ 8,596,018

[1]	Restated for change in presentation currency (note 2(c))